Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment

11.	Property, plant and equipment

	Facility & Scientific Equipment £	Computer Equipment £	Office Equipment £	Total £
Cost
At January 1, 2020	4,850,526	319,637	84,044	5,254,207
Additions	32,311	1,414	1,176	34,901
At December 31, 2020	4,882,837	321,051	85,220	5,289,108
Additions	6,825	12,097	1,111	20,033
At December 31, 2021	4,889,662	333,148	86,331	5,309,141

Depreciation
At January 1, 2020	1,211,170	180,036	27,499	1,418,705
Charge for the year	721,642	88,356	16,752	826,750
At December 31, 2020	1,932,812	268,392	44,251	2,245,455
Charge for the year	703,960	44,326	16,745	765,031
At December 31, 2021	2,636,772	312,718	60,996	3,010,486

Net book value
At December 31, 2021	2,252,890	20,430	25,335	2,298,655

At December 31, 2020	2,950,025	52,659	40,969	3,043,653

The depreciation charge for the year is recognized within research and development and administrative expenses in the statements of comprehensive loss. Refer to Note 5 for further details.

The net book value of property, plant and equipment held under sale and leaseback arrangements is £325,935 (2020: £535,456).

TC BIOPHARM (HOLDINGS) PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)